INTANGIBLE ASSETS AND GOODWILL - Narrative (Details) - USD ($)	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expenses	$ (500,000)	$ (300,000)		$ (400,000)
Impairment of intangible assets, finite-lived	0	0	$ 0
Finite lived intangible assets, write-offs		1,500,000
Impairments of goodwill	$ 0	$ 0	$ 0